						Filed Pursuant to Rule 497(e)
						of the Securities Act of 1933

                                                                December 1, 2020


                                 PIONEER FUNDS


SUPPLEMENT TO THE PROSPECTUS, AS IN EFFECT AND AS MAY BE AMENDED FROM TIME TO TIME, FOR:


   FUND                                         DATE OF PROSPECTUS
   Pioneer Strategic Income Fund                February 1, 2020
   Pioneer Emerging Markets Equity Fund         February 1, 2020
   Pioneer Equity Income Fund                   March 1, 2020
   Pioneer Flexible Opportunities Fund          March 1, 2020
   Pioneer Floating Rate Fund                   March 1, 2020
                                                (as revised March 10, 2020)
   Pioneer Global High Yield Fund               March 1, 2020
   Pioneer High Yield Fund                      March 1, 2020
   Pioneer Mid Cap Value Fund                   March 1, 2020
   Pioneer AMT-Free Municipal Fund              April 1, 2020
   Pioneer Select Mid Cap Growth Shares         April 1, 2020
   Pioneer International Equity Fund            April 1, 2020
   Pioneer Core Equity Fund                     May 1, 2020
   Pioneer Fund                                 May 1, 2020
   Pioneer Real Estate Shares                   May 1, 2020
   Pioneer Multi-Asset Ultrashort Income Fund   August 1, 2020
   Pioneer Fundamental Growth Fund              August 1, 2020
   Pioneer Bond Fund                            November 1, 2020
   Pioneer Balanced ESG Fund                    December 1, 2020
   Pioneer Multi-Asset Income Fund              December 1, 2020
   Pioneer Solutions - Balanced Fund            December 1, 2020
   Pioneer Disciplined Growth Fund              December 31, 2019
   Pioneer Disciplined Value Fund               December 31, 2019
   Pioneer Global Equity Fund                   December 31, 2019
                                                (as revised February 1, 2020)
   Pioneer High Income Municipal Fund           December 31, 2019
   Pioneer Corporate High Yield Fund            December 31, 2019
   Pioneer Short Term Income Fund               December 31, 2019


The following supplements any information to the contrary in the fund's summary prospectus, prospectus and statement of additional information.


INTERMEDIARY DEFINED SALES CHARGE WAIVER POLICIES
The availability of certain sales charge waivers and discounts may depend on whether you purchase and sell your shares directly from the fund or through a financial intermediary. Specific intermediaries may have different policies and procedures regarding the availability of front-end sales charge waivers or contingent deferred (back-end) sales load (CDSC) waivers. In all instances, it is your responsibility to notify the fund or your financial intermediary at the time of purchase of any relationship or other facts qualifying you for sales charge waivers or discounts. For waivers and discounts not available through a particular intermediary, you will have to purchase fund shares directly from the fund or through another intermediary to receive these waivers or discounts. The following provides additional information about transactions through the following intermediaries. References to Class C shares also refer generally to Class C2 shares (if available).


AMERIPRISE FINANCIAL
CLASS A SHARES FRONT-END SALES CHARGE WAIVERS AVAILABLE AT AMERIPRISE
FINANCIAL:

Effective January 15, 2021, the following information applies to Class A shares purchases if you have an account with or otherwise purchase Fund shares through Ameriprise Financial:

Shareholders purchasing Fund shares through an Ameriprise Financial brokerage account are eligible for the following front-end sales charge waivers, which may differ from those disclosed elsewhere in this Fund's prospectus or SAI:
o Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs or SAR-SEPs.
o Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same Fund (but not any other fund within the same fund family).
o Shares exchanged from Class C shares of the same fund in the month of or following the 7-year anniversary of the purchase date. To the extent that this prospectus elsewhere provides for a waiver with respect to exchanges of Class C shares or conversion of Class C shares following a shorter holding period, that waiver will apply.

o Employees and registered representatives of Ameriprise Financial or its affiliates and their immediate family members.
o Shares purchased by or through qualified accounts (including IRAs, Coverdell Education Savings Accounts, 401(k)s, 403(b) TSCAs subject to ERISA and defined benefit plans) that are held by a covered family member, defined as an Ameriprise financial advisor and/or the advisor's spouse, advisor's lineal ascendant (mother, father, grandmother, grandfather, great grandmother, great grandfather), advisor's lineal descendant (son, step-son, daughter, step-daughter, grandson, granddaughter, great grandson, great granddaughter) or any spouse of a covered family member who is a lineal descendant.
o Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and
  (3) redeemed shares were subject to a front-end or deferred sales load (i.e. Rights of Reinstatement).






















                                                                   32355-00-1220
                                (Copyright)2020 Amundi Pioneer Distributor, Inc.
                                             Underwriter of Pioneer mutual funds
                                                                     Member SIPC